CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 6:-	CONVERTIBLE NOTES

During 2012 and 2013, the Company issued convertible promissory notes to certain investors for a total amount of $  715. The convertible notes bore an annual interest rate of 6%.

In connection with the Company's Initial Public Offering, ("IPO"),  in May 2013, according to the terms of the convertible notes, in May 2013 the notes were automatically converted into 123,553 ordinary shares of the Company. Upon conversion of the convertible notes, the entire redemption amount was derecognized against additional paid in capital in the amount of $ 980. The financial expenses for the years ended December 31, 2013 and 2012, amounted to $ 203 and $52, respectively.